RELATED PARTIES TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Management fees and share-based payments
	Three Months ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2020	2019	2020	2019
	$	$	$	$
Management Fees	41,046	57,593	105,566	101,510
Stock-based Compensation	—	—	—	30,000
	41,046	57,593	105,566	131,510